Operating expenses and cost of services (Tables)	12 Months Ended
Dec. 31, 2022
Operating expenses and cost of services
Schedule of operating expenses and cost of services
	2022	2021	2020
	US $ in millions
Wages, maintenance and other vessel operating costs	34.5	14.3	13.0
Expenses relating to fleet equipment (mainly containers and chassis)	29.1	28.1	26.6
Fuel and lubricants	1,434.8	739.8	361.6
Insurance	15.2	11.5	9.6
Expenses related to cargo handling	1,981.6	1,879.9	1,432.9
Port expenses	359.0	255.5	206.9
Agents’ salaries and commissions	261.1	238.8	159.1
Cost of related services and sundry	216.1	170.9	100.5
Slots purchase and hire of vessels	398.8	530.5	497.9
Hire of containers	34.3	36.6	27.0
	4,764.5	3,905.9	2,835.1